Cover - shares	12 Months Ended
	Jun. 30, 2025	Oct. 06, 2025
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	CLPS Incorporation
Entity Central Index Key	0001724542
Entity File Number	001-38505
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	c/o Unit 1000, 10th Floor, Millennium City III
Entity Address, Address Line Two	370 Kwun Tong Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, par value $0.0001
Trading Symbol	CLPS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		29,743,452
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Raymond Ming Hui Lin
Entity Address, Address Line One	c/o Unit 1000, 10th Floor, Millennium City III
Entity Address, Address Line Two	370 Kwun Tong Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Entity Phone Fax Numbers [Line Items]
City Area Code	(852)
Local Phone Number	37073600